Revenue From Contracts With Customers - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Statement [line items]
Liability for sales return	£ 122
Sales Return [Member]
Statement [line items]
Percentage of entities sales	3.00%